Accounts Payable And Accrued Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Accounts Payable And Accrued Liabilities [Abstract]
Trade Payables	$ 254	$ 396
Capital Accruals	257	729
Royalty and Production Accruals	345	527
Other Accruals	280	385
Interest Payable	80	100
Outstanding Disbursements		4
Capital Lease Obligations, Current	54	59
Asset Retirement Obligation, current	41	43
Accounts Payable and Accrued Liabilities	$ 1,311	$ 2,243